Principal Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Information on Subsidiaries
(1)	The Group has 65 consolidated subsidiaries. The significant subsidiaries of the Group include the following subsidiaries:

			Percentage of ownership
Name	Primary business activities	Country of incorporation	December 31, 2018	December 31, 2019
LINE Fukuoka Corp.	Management support	Japan	100.0%	100.0%
LINE Pay Corporation	Software development and mobile payment service	Japan	100.0%	100.0%
LINE GAME Global Gateway, L.P. (1)	Investment	Japan	100.0%	—
M.T.Burn Inc. (2)	Advertising platform business	Japan	50.5%
Gatebox Inc. (3)	IoT hologram technology development	Taiwan	51.5%	55.1%
LINE Financial Corporation	Financial related service	Japan	100.0%	100.0%
LVC Corporation (4)	Financial related service	Japan	100.0%	90.0%
LINE Part-Time Job, Ltd. (5)	Job posting service	Japan	60.0%	—
LINE Ventures Global Limited Liability Partnership	Investment	Japan	100.0%	100.0%
LINE Ventures Japan Limited Liability Partnership	Investment	Japan	100.0%	100.0%
LINE Digital Frontier Corporation	Software development	Japan	70.0%	70.0%
LINE Credit Corporation (6)		Japan	100.0%	51.0%
LINE Security Corporation (7)	Security related business	Japan	100.0%	51.0%
LINE Plus Corporation	Global Marketing	Korea	100.0%	100.0%
LINE Friends Corporation	Character goods business	Korea	100.0%	100.0%
LINE C&I Corporation (8)	Investment	Korea	100.0%	—
NemuTech Co., Ltd. (9)	Software development	Korea	94.2%	100.0%
LINE Taiwan Limited	Mobile service	Taiwan	100.0%	100.0%
LINE Biz+ Taiwan Limited	Payment service	Taiwan	70.0%	70.0%
LINE Financial Taiwan Limited	Financial related service	Taiwan	100.0%	100.0%
LFG HOLDINGS LIMITED	Character goods business	Hong Kong (China)	100.0%	100.0%
LINE Financial Asia Corporation Limited	Financial related service	Hong Kong (China)	100.0%	100.0%
LINE Company (Thailand) Limited (10)	e-Commerce	Thai	50.0%	50.0%
LINE SOUTHEAST ASIA CORP.PTE.LTD.	Software development and mobile payment service	Singapore	100.0%	100.0%
LINE MAN Corporation PTE.LTD (11)	Delivery service	Singapore	—	100.0%
LINE Friends (Shanghai) Commercial Trade Co., Ltd	Character goods business	China	100.0%	100.0%
LINE VIETNAM JOINT STOCK COMPANY (12)	Portal site operation	Vietnam	98.8%	99.1%

(1)	LINE Game Global Gateway L.P. liquidated in February 2019.
(2)	M.T.Burn Inc. liquidated in November 2019.
(3)	The Group acquired additional interests of Gatebox Inc. As a result, the share of the Group increased from 51.0% to 55.1%
(4)	As a result of capital injections by Nomura Holdings, Inc. executed in October 2019, the Group’s ownership in LVC Corporation decreased from 100.0% to 90.0%
(5)	In August 2019, LINE Part-Time Job, Ltd. became a wholly-owned subsidiary, and has been merged with the Company in November 2019.
(6)
As a result of capital injections by Mizuho Bank, LINE Financial Corporation and Orient Corporation executed in May 2019, the Group’s ownership in LINE Credit Corporation decreased from 100.0% to 51.0%.

(7)
As a result of capital injections by LINE Financial Corporation and Nomura Holdings, Inc. executed in January 2019, the Group’s ownership in LINE Security Corporation (renamed from LINE Securities Preparatory Corporation) decreased from 100.0% to 51.0% and became a specified subsidiary as its amount of share capital excluded 10% of the Company’s share capital

(8)	LINE C&I Corporation liquidated in March 2019.
(9)	NemusTech Co.,Ltd. became a wholly owned subsidiary as a result of the Group acquired additional interests.
(10)
The Group’s ownership in LINE Company (Thailand) Limited is 50.0%, but it holds 90.9% of the voting rights. Accordingly, LINE Company (Thailand) Limited is included in the scope of consideration for the Group’s consolidated financial statements.

(11)	The Group established LINE MAN Corporation PTE. LTD, a wholly-owned subsidiary, in September 2019.
(12)	As a result of the third-party allotment executed by LINE VIETNAM JOINT STOCK COMPANY, the share of the Group decreased from 99.8% to 99.1%.

M T Burn Inc [member]
Statement [Line Items]
Summarized Financial Information for the Subsidiaries Which the Group Recognize Non-controlling Interest
(2)
The summarized financial information for the subsidiaries which the Group recognizes significant non-controlling
interest are as follows: There is no subsidiary which the Group recognizes significant non-controlling interest for the year ended December 31, 2019.

(In millions of yen)

M.T.Burn Inc.
December 31, 2018
Current assets	3,866
Non-current assets	174
Current liabilities	538
Non-current liabilities	42
Equity	3,460
Accumulated non-controlling interest	1,715

Proportionate share of non-controlling interest	49.5%

	(In millions of yen)

	M.T.Burn Inc.
	2017	2018
Revenue	3,921	3,186
Net profit for the year	1,338	1,416
Other comprehensive income	—	—

Total comprehensive income for the year	1,338	1,416

Profit attributable to non-controlling interest	661	703

Dividend paid to non-controlling interest	—	—

	(In millions of yen)

	M.T.Burn Inc.
	2017	2018
Cash flows from operating activities	1,224	1,989
Cash flows from investing activities	—	—
Cash flows from financing activities	(258)	—

Net increase in cash and cash equivalent	966	1,989

Gatebox Inc [member]
Statement [Line Items]
Summarized Financial Information for the Subsidiaries Which the Group Recognize Non-controlling Interest

(In millions of yen)

Gatebox Inc.
December 31, 2018
Current assets	1,259
Non-current assets	353
Current liabilities	100
Non-current liabilities	2,046
Equity	(534)
Accumulated no-controlling interest	(261)

Proportionate share of non-controlling interest	49.0%

	(In millions of yen)

	Gatebox Inc.
	2017	2018
Revenue	0	95
Net loss for the year	(541)	(917)
Other comprehensive income	—	—

Total comprehensive income for the year	(541)	(917)

Loss attributable to non-controlling interest	(192)	(449)

Dividend paid to non-controlling interest	—	—

	(In millions of yen)

	Gatebox Inc.
	2017	2018
Cash flows from operating activities	(397)	(963)
Cash flows from investing activities	(79)	(10)
Cash flows from financing activities	(1)	1,934

Net (decrease)/increase in cash and cash equivalent	(477)	961

LINE Company (Thailand) Limited [member]
Statement [Line Items]
Summarized Financial Information for the Subsidiaries Which the Group Recognize Non-controlling Interest

(In millions of yen)

LINE Company (Thailand) Limited
December 31, 2018
Current assets	5,221
Non-current assets	2,583
Current liabilities	7,313
Non-current liabilities	2,049
Equity	(1,558)
Accumulated no-controlling interest	1,023

Proportionate share of non-controlling interest (1)	50.0%

(1)	The non-controlling interest in LINE Company (Thailand) Limited is 50.0%, but it holds 9.1% of the voting rights.

	(In millions of yen)

	LINE Company (Thailand) Limited
	2017	2018
Revenue	2,760	8,200
Net profit/(loss) for the year	357	(1,396)
Other comprehensive income	(60)	22

Total comprehensive income for the year	297	(1,374)

Profit/(loss) attributable to non-controlling interest	198	(816)

Dividend paid to non-controlling interest	—	—

	(In millions of yen)

	LINE Company (Thailand) Limited
	2017	2018
Cash flows from operating activities	1,842	1,712
Cash flows from investing activities	(430)	(1,709)
Cash flows from financing activities	—	—

Net increase in cash and cash equivalent	1,412	3